CrossingBridge Low Duration High Yield Fund
Schedule of Investments
December 31, 2020 (Unaudited)
	Face Amount /
	Number of Shares	Value
Asset Backed Securities - 2.48%
Transportation and Warehousing - 2.48%
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
2013-1, 4.950%, 07/15/2023	3,924,463	3,582,929
Total Asset Backed Securities (Cost $3,594,551)		3,582,929

Bank Loans - 21.34%
Arts, Entertainment, and Recreation - 1.97%
Golden Nugget
13.000% (3 Month LIBOR + 12.000%), 10/04/2023 (a)	2,501,206	2,851,375
Construction - 0.76%
Lealand Finance (McDermott)
3.146% (1 Month Base Rate + 3.000%), 06/30/2024 (a)	1,337,668	1,103,576
Finance and Insurance - 4.37%
JZ Capital Partners Ltd.
12.000% (3 Month LIBOR + 11.000%), 06/12/2021 (a)	5,515,000	5,515,000
PaySafe
8.250% (1 Month LIBOR + 7.250%), 01/01/2026 (a)	823,925	818,998
		6,333,998
Information - 4.42%
Cincinnati Bell, Inc.
4.250% (1 Month LIBOR + 3.250%), 10/02/2024 (a)	3,351,866	3,356,575
Intelsat Jackson Holdings
6.500% (3 Month LIBOR + 5.500%), 07/13/2021 (a)	662,000	677,226
Internap Holding LLC
7.500% (1 Month LIBOR + 6.500%), 05/08/2025 (a)	47,143	21,686
ION Media Networks, Inc.
3.188% (1 Month LIBOR + 3.000%), 12/18/2024 (a)	2,347,058	2,346,565
		6,402,052
Manufacturing - 4.94%
First Brands Group LLC
8.500% (1 Month LIBOR + 7.500%), 02/02/2024 (a)	3,717,879	3,714,403
Mallinckrodt International
2.470% (3 Month LIBOR + 2.250%), 02/28/2022 (a)	3,040,000	2,935,242
MTS Systems Corp.
4.000% (1 Month LIBOR + 3.250%), 07/05/2023 (a)	501,713	502,653
		7,152,298
Mining, Quarrying, and Oil and Gas Extraction - 2.23%
Crestwood Holdings LLC
7.660% (1 Month LIBOR + 7.500%), 03/05/2023 (a)	110,731	86,370
Fieldwood Energy LLC
9.750% (1 Month LIBOR + 8.750%), 08/24/2021 (a)	2,457,700	2,451,556
6.250% (3 Month LIBOR + 5.250%), 04/11/2022 (a)(b)	2,947,000	690,703
		3,228,629
Real Estate and Rental and Leasing - 2.65%
The Hertz Corp.
8.250% (1 Month LIBOR + 7.250%), 12/31/2021 (a)	3,822,906	3,840,933
Total Bank Loans (Cost $32,703,071)		30,912,861

Commercial Paper - 1.27%
Manufacturing - 1.27%
General Motors Financial Co., Inc.
0.650%, 01/22/2021 (c)	1,838,000	1,837,309
Total Commercial Paper (Cost $1,837,303)		1,837,309

Common Stocks - 0.00%
Information - 0.00%
Internap Holding LLC	10,237	102
Total Common Stocks (Cost $1,094)		102

Convertible Bonds - 2.15%
Real Estate and Rental and Leasing - 1.26%
CTO Realty Growth, Inc.
3.875%, 04/15/2025 (d)	1,902,000	1,827,631
Transportation and Warehousing - 0.89%
Ship Finance International Ltd.
5.750%, 10/15/2021 (e)	1,295,000	1,281,921
Total Convertible Bonds (Cost $3,209,586)		3,109,552

Corporate Bonds - 53.38%
Administrative and Support and Waste Management and Remediation Services - 1.84%
APX Group, Inc.
7.875%, 12/01/2022	2,648,000	2,659,585
Arts, Entertainment, and Recreation - 0.18%
Gaming Innovation Group PLC
8.896% (3 Month STIBOR + 9.000%), 06/28/2022 (e)(f)	SEK 2,250,000	265,968
Construction - 2.49%
Great Lakes Dredge & Dock Corp.
8.000%, 05/15/2022	3,505,000	3,606,978
Educational Services - 1.14%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (d)	1,642,000	1,646,105
Finance and Insurance - 3.26%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/2022	1,463,000	1,469,913
Stockwik Forvaltning AB
7.000% (3 Month STIBOR + 7.000%), 09/03/2023 (e)(f)	SEK 7,500,000	926,844
StoneX Group, Inc.
8.625%, 06/15/2025 (d)	1,793,000	1,953,249
VNV Global Ltd.
5.750%, 10/04/2022 (e)(f)	SEK 2,960,000	366,510
		4,716,516
Information - 14.86%
Azerion Holding BV
8.500% (3 Month EURIBOR + 8.500%), 03/17/2023 (e)(g)	EUR 1,182,000	1,458,421
Catena Media PLC
5.500% (3 Month EURIBOR + 5.500%), 03/02/2022 (e)(g)	EUR 756,000	933,952
CenturyLink, Inc.
6.450%, 06/15/2021	2,149,000	2,194,580
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (d)	491,000	506,842
DISH DBS Corp.
6.750%, 06/01/2021	3,157,000	3,223,960
HC2 Holdings, Inc.
11.500%, 12/01/2021 (d)	3,369,000	3,360,578
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/05/2022 (e)(g)	EUR 3,759,000	4,561,709
Netflix, Inc.
5.375%, 02/01/2021	696,000	699,915
SBA Communications Corp.
4.000%, 10/01/2022	1,653,000	1,672,629
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (d)	1,048,000	1,065,030
T-Mobile USA, Inc.
6.000%, 03/01/2023	1,050,000	1,052,625
VeriSign, Inc.
4.625%, 05/01/2023	789,000	797,383
		21,527,624
Manufacturing - 12.35%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (d)(e)	2,271,000	2,311,026
EMC Corp.
5.875%, 06/15/2021 (d)	5,256,000	5,272,031
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 02/22/2021 (b)(e)(g)	EUR 200,000	147,819
Ford Motor Credit Co LLC
5.085%, 01/07/2021	271,000	271,678
3.200%, 01/15/2021	837,000	838,988
3.336%, 03/18/2021	1,679,000	1,685,296
FXI Holdings, Inc.
7.875%, 11/01/2024 (d)	800,000	808,000
Louisiana-Pacific Corp.
4.875%, 09/15/2024	1,154,000	1,185,014
Primo Water Holdings, Inc.
5.500%, 04/01/2025 (d)	2,046,000	2,115,052
SB Holdco PLC
8.000% (3 Month EURIBOR + 8.000%), 07/13/2022 (e)(g)	EUR 600,000	751,310
Tecnoglass, Inc.
8.200%, 01/31/2022 (d)(e)	1,489,000	1,557,531
Universal Entertainment Corp.
8.500%, 12/11/2024 (d)(e)	895,000	941,084
		17,884,829
Mining, Quarrying, and Oil and Gas Extraction - 3.26%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (d)(e)	2,307,000	2,407,182
SESI LLC
7.125%, 12/15/2021 (b)(d)	2,247,000	727,466
Taseko Mines Ltd.
8.750%, 06/15/2022 (d)(e)	1,564,000	1,589,047
		4,723,695
Professional, Scientific, and Technical Services - 2.82%
Desenio Holding AB
5.500% (3 Month STIBOR + 5.500%), 12/16/2024 (e)(f)	SEK 8,750,000	1,063,845
Nielsen Co. (Luxembourg) SARL
5.500%, 10/01/2021 (d)(e)	815,000	819,332
Sabre GLBL, Inc.
5.250%, 11/15/2023 (d)	1,202,000	1,220,030
Veritas US Inc. / Veritas Bermuda Ltd.
7.500%, 02/01/2023 (d)	979,000	983,185
		4,086,392
Retail Trade - 0.91%
Ingles Markets, Inc.
5.750%, 06/15/2023	1,309,000	1,326,168
Transportation and Warehousing - 6.48%
Altera Shuttle Tankers LLC
7.125%, 08/15/2022 (e)	1,600,000	1,615,200
Borealis Finance LLC
7.500%, 11/16/2022 (e)	898,000	894,422
MPC Container Ships Invest BV
4.986% (3 Month LIBOR + 4.750%), 09/22/2022 (e)	918,442	886,297
NuStar Logistics LP
6.750%, 02/01/2021	731,000	735,477
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	2,314,000	2,221,440
XPO Logistics, Inc.
6.500%, 06/15/2022 (d)	3,017,000	3,032,462
		9,385,298
Wholesale Trade - 3.79%
BMC East LLC
5.500%, 10/01/2024 (d)	1,712,000	1,759,080
Martin Midstream Partners LP / Martin Midstream Finance Corp.
7.250%, 02/15/2021	401,000	400,950
10.000%, 02/29/2024 (d)	2,656,079	2,715,840
WESCO Distribution, Inc.
5.375%, 12/15/2021	607,000	607,668
		5,483,538
Total Corporate Bonds (Cost $77,292,429)		77,312,696

Special Purpose Acquisition Vehicles - 13.03%
Atlantic Avenue Acquisition Corp. (h)	90,259	909,811
Atlas Crest Investment Corp. (h)	132,046	1,393,085
Carney Technology Acquisition Corp II (h)	103,401	1,060,894
CBRE Acquisition Holdings, Inc. (h)	14,452	151,023
Cerberus Telecom Acquisition Corp. (e)(h)	23,170	246,992
Cerberus Telecom Acquisition Corp. Class A (e)(h)	46,341	473,142
CF Acquisition Corp. IV (h)	21,247	218,632
CM Life Sciences, Inc. (h)	11,194	123,582
Cohn Robbins Holdings Corp. (e)(h)	36,694	381,984
DPCM Capital, Inc. (h)	14,436	159,085
DPCM Capital, Inc. Class A (h)	28,873	300,568
EdTechX Holdings Acquisition Corp. II (h)	46,530	480,189
Equity Distribution Acquisition Corp. (h)	33,025	338,176
FG New America Acquisition Corp. (h)	29,850	303,873
Forum Merger III Corp. (h)	1,265	17,128
Golden Falcon Acquisition Corp. (h)	21,247	220,969
Gores Holdings VI, Inc. (h)	20,681	219,219
Horizon Acquisition Corp. (e)(h)	28,050	281,061
Landcadia Holdings III, Inc. (h)	88,031	922,565
Oaktree Acquisition Corp. II (e)(h)	28,872	302,867
RMG Acquisition Corp. II (e)(h)	144,761	1,614,085
Seven Oaks Acquisition Corp. (h)	35,412	366,514
Starboard Value Acquisition Corp. (h)	47,702	494,193
Subversive Capital Acquisition Corp. (e)(h)	446,147	4,515,008
Tailwind Acquisition Corp. (h)	102,703	1,067,084
Tekkorp Digital Acquisition Corp. (e)(h)	15,083	162,142
Tekkorp Digital Acquisition Corp. Class A (e)(h)	54,608	550,449
Thayer Ventures Acquisition Corp. (h)	10,340	108,053
TS Innovation Acquisitions Corp. (h)	93,554	986,059
Vector Acquisition Corp. (e)(h)	50,090	506,410
Total Special Purpose Acquisition Vehicles (Cost $17,361,811)		18,874,842

Warrants - 0.11%
Atlantic Avenue Acquisition Corp. (h)
Expiration: 10/06/2027, Exercise Price: $11.50	45,129	49,642
Cerberus Telecom Acquisition Corp. (e)(h)
Expiration: 12/31/2025, Exercise Price: $11.50	3,159	4,265
DPCM Capital, Inc. (h)
Expiration: 10/14/2027, Exercise Price: $11.50	9,624	20,691
Tekkorp Digital Acquisition Corp. (e)(h)
Expiration: 10/26/2027, Exercise Price: $11.50	27,304	66,076
Vector Acquisition Corp. (e)(h)
Expiration: 09/30/2027, Exercise Price: $11.50	14,336	22,651
Total Warrants (Cost $105,149)		163,325

Money Market Funds - 9.88%
First American Government Obligations Fund - Class X, 0.040% (i)	7,158,720	7,158,720
First American Treasury Obligations Fund - Class X, 0.040% (i)	7,158,721	7,158,721
Total Money Market Funds (Cost $14,317,441)		14,317,441

Total Investments (Cost $150,422,435) - 103.64%		150,111,057
Liabilities in Excess of Other Assets - (3.64)%		(5,268,704)
Total Net Assets - 100.00%		$144,842,353

Percentages are stated as a percent of net assets.
Face amount is in U.S. Dollar unless otherwise indicated.

(a)	Variable rate security. The rate shown represents the rate at December 31, 2020.
(b)	Represents a security in default.
(c)	Zero coupon security. The effective yield is listed.
(d)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(e)	Foreign issued security.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Non-income producing security.
(i)	Seven day yield as of December 31, 2020.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Written Options
December 31, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
Written Put Options
Superior Energy Services, Inc. Delayed Draw Term Loan	95.66	$956,661	$57,400
Expiration: 04/22/2021 Exercise Price: $100.00
Total Written Put Options (Premiums Received $57,400)			$57,400

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2020 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2020	Currency to be Received	USD Value at December 31, 2020	Unrealized Appreciation / (Depreciation)
1/4/2021	U.S. Bank	51,188 SEK	$6,222	6,247 USD	$6,247	$25
1/15/2021	U.S. Bank	6,485,000 EUR	7,925,480	7,886,014 USD	7,886,014	(39,466)
1/15/2021	U.S. Bank	15,565,000 NOK	1,815,320	1,776,988 USD	1,776,988	(38,332)
1/15/2021	U.S. Bank	21,584,000 SEK	2,623,918	2,566,388 USD	2,566,388	(57,530)
1/15/2021	U.S. Bank	705,138 USD	705,138	6,078,500 NOK	708,925	3,787
1/15/2021	U.S. Bank	1,092,864 USD	1,092,864	9,486,500 NOK	1,106,395	13,531
			$14,168,942		$14,050,957	$(117,985)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund (the "Fund") represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is high current income and capital appreciation consistent with the preservation of capital with a low duration mandate.  The Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares.  As of June 30, 2020, only the Institutional Class was operational.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”), the Fund's investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$3,582,929	$-	$3,582,929
Bank Loans	-	25,397,861	5,515,000	30,912,861
Commercial Paper	-	1,837,309	-	1,837,309
Common Stocks	-	102	-	102
Convertible Bonds	-	3,109,552	-	3,109,552
Corporate Bonds	-	77,312,696	-	77,312,696
Special Purpose Acquisition Vehicles	18,874,842	-	-	18,874,842
Warrants	163,325	-	-	163,325
Money Market Fund	14,317,441	-	-	14,317,441
Total Assets	$33,355,608	$111,240,449	$5,515,000	$150,111,057

Liabilities:
Written Options	$-	$-	$57,400	$57,400
Total Liabilities	$-	$-	$57,400	$57,400

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(117,985)	$-	$(117,985)
Total Other Financial Instruments	$-	$(117,985)	$-	$(117,985)

(1) See the Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The Fund measures Level 3 securities as of the beginning and end of each financial reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Written Options
Beginning Balance - October 1, 2020	$-	$-
Purchases	5,515,000	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfer in/(out) of Level 3	-	57,400
Ending Balance - December 31, 2020	$5,515,000	$57,400

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020:

Description	Fair Value December 31, 2020	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input*
Bank Loans*	$5,515,000	Company-specific information	Market assessment	$100.00
Written Options**	$57,400	Company-specific information	Market assessment	$6.00

* Table presents information for one security, which has been valued at $100.00 throughout the period.
** Table presents information for one security, which has been valued at $6.00 throughout the period.